Document and Entity Information (USD $)	9 Months Ended
	Sep. 30, 2013	Nov. 06, 2013	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	Echo Therapeutics, Inc.
Entity Central Index Key	0001031927
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 58,426,479
Entity Common Stock, Shares Outstanding		10,556,281
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013